Commitments (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Professional fees related to services agreement	$ 34,371	$ 13,984	$ 3,056,469	$ 93,284
Advisory Agreement [Member]
Common stock issued as accrued fees owing			4.99%
Company issued shares			2,178,866
Outstanding fees owed			$ 300,684
Business Advisory Agreement [Member]
Cash subscription proceeds			3,200
Professional fees related to services agreement			$ 467,200
Services Agreement Term			365 Day
Service Agreements [Member]
Cash subscription proceeds			$ 2,900
Professional fees related to services agreement			$ 423,400
Services Agreement Term			180 Day
Service Agreements One [Member]
Cash subscription proceeds			$ 3,000
Professional fees related to services agreement			$ 438,000
Services Agreement Term			180 Day
Business Advisory Agreement One [Member]
Cash subscription proceeds			$ 3,300
Professional fees related to services agreement			$ 481,800
Services Agreement Term			180 Day
Marketing Services Agreement [Member]
Cash subscription proceeds			$ 3,100
Professional fees related to services agreement			$ 452,600
Services Agreement Term			180 Day